Deferred taxation	12 Months Ended
Dec. 31, 2018
Deferred Tax Assets And Liabilities [Abstract]
Deferred taxation
	2018	2017
	US$m	US$m
At 1 January – deferred tax liability/(asset)	233	(607)
Adjustment to opening balance on transition to IFRS 15	(71)	-
At 1 January – restated opening balance	162	(607)
Adjustment on currency translation	(172)	53
Charged to the income statement	516	695
Charged to statement of comprehensive income (a)	325	153
Disposals	(263)	-
Other movements (b)	(32)	(61)
At 31 December – deferred tax liability	536	233

Comprising:
– deferred tax liabilities (c) (d)	3,673	3,628
– deferred tax assets (c) (e) (f)	(3,137)	(3,395)

Deferred tax balances for which there is a right of offset within the same tax jurisdiction are presented net on the face of the balance sheet as permitted by IAS 12. The closing deferred tax liabilities and assets, prior to this offsetting of balances, are shown below.

	Total	Total
	2018	2017
	US$m	US$m
Deferred tax liabilities arising from:
Capital allowances	4,408	5,208
Unremitted earnings (d)	454	588
Capitalised interest	259	391
Unrealised exchange gains	5	31
Other temporary differences	309	222
Total	5,435	6,440

Deferred tax assets arising from:
Tax losses (e)	(1,894)	(2,282)
Provisions	(1,585)	(1,731)
Capital allowances	(154)	(579)
Post-retirement benefits	(293)	(616)
Unrealised exchange losses	(187)	(317)
Other temporary differences	(786)	(682)
Total	(4,899)	(6,207)

Charged/(credited) to the income statement
Unrealised exchange losses	57	36
Tax losses	(30)	12
Provisions	(19)	451
Capital allowances	461	278
Tax on unremitted earnings	(33)	4
Post-retirement benefits	30	149
Other temporary differences	50	(235)
Total	516	695

(a)

The amounts charged directly to the Statement of comprehensive income include provisions for tax on exchange differences on intragroup loans qualifying for reporting as part of the net investment in subsidiaries, on cash flow hedges and on actuarial gains and losses on pension schemes and on post-retirement healthcare plans.

(b)	“Other movements” include deferred tax relating to tax payable recognised by subsidiary holding companies on the profits of the equity accounted units to which it relates.
(c)

The deferred tax liability of US$3,673 million (2017: US$3,628 million) includes US$3,658 million (2017: US$3,615 million) due in more than one year. The deferred tax asset of US$3,137 million (2017: US$3,395 million) includes US$3,133 million (2017: US$3,386 million) receivable in more than one year. All amounts are shown as non-current on the face of the balance sheet as required by IAS 12.

(d)

Deferred tax is not recognised on the unremitted earnings of subsidiaries and joint ventures totalling US$3,726 million (2017: US$3,242 million) where the Group is able to control the timing of the remittance and it is probable that there will be no remittance in the foreseeable future. If these earnings were remitted, tax of US$157 million (2017: US$131 million) would be payable.

(e)

There is a limited time period, the shortest of which is six years, for the recovery of US$1,519 million (2017: US$1,679 million) of tax losses and other tax assets which have been recognised as deferred tax assets in the financial statements.

(f)

Recognised and unrecognised deferred tax assets are shown in the table below and totalled US$5,647 million at 31 December 2018 (2017: US$7,071 million). Of this total, US$3,137 million has been recognised as deferred tax assets (2017: US$3,395 million), leaving US$2,510 million (2017: US$3,676 million) unrecognised, as recovery is not considered probable.

The recognised amounts do not include deferred tax assets that have been netted off against deferred tax liabilities.

	Recognised		Unrecognised
	2018	2017	2018	2017
At 31 December	US$m	US$m	US$m	US$m
France	-	-	1,122	1,163
Canada	545	546	559	674
US	932	877	12	7
Australia	796	1,055	289	257
Mongolia (a)	703	631	87	61
Other (b)	161	286	441	1,514
Total	3,137	3,395	2,510	3,676

(a)

Deferred tax assets in Mongolia include US$469 million (2017: US$432 million) from tax losses that expire if not recovered against taxable profits within eight years. Tax losses have been calculated in accordance with the provisions of the Oyu Tolgoi Investment Agreement and Mongolian laws. Recovery of the recognised deferred tax assets is expected to commence from 2024 based on projected cash flows in the latest life-of-mine plan, which has been calculated on a consistent basis with the impairment test described in note 6. Tax law in Mongolia and its interpretation by the tax authority has been, and is expected to continue to be, subject to change. Such future changes could have a material impact on the amount and period of recovery of these deferred tax assets.

(b)

US$684 million (2017: US$777 million) of the unrecognised assets relate to realised or unrealised capital losses, the recovery of which depends on the existence of capital gains in future years. There is a time limit, the shortest of which is one year, for the recovery of US$96 million of the unrecognised assets (2017: US$250 million).